LINE OF CREDIT (Details Textual) - Revolving Credit Facility [Member] - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity			$ 3,000,000
Line of Credit Facility, Expiration Date	Aug. 19, 2015
Line of Credit Facility, Interest Rate at Period End	4.25%	4.25%
Line of Credit Facility, Interest Rate Description	Prime + 1%
Line of Credit Facility, Covenant Compliance	As of December31, 2014 and 2013 the Company was in compliance with all required covenants.